CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 5,982	¥ 41,127,000	¥ 106,708,000
Restricted Cash	794	5,461,000
Accounts receivable (net of allowance for doubtful accounts of RMB81,301 and RMB82,366 (US$11,979) as of December 31, 2017 and 2018, respectively)	30,612	210,476,000	161,043,000
Prepaid expenses and other current assets	24,672	169,635,000	212,984,000
Amounts due from subsidiaries held for sale	392	2,698,000	2,025,000
Assets held for sale	84,554	581,350,000	581,731,000
Total current assets	147,006	1,010,747,000	1,064,491,000
Non-current assets:
Property and equipment, net	60,369	415,067,000	53,326,000
Intangible assets, net	21	143,000	165,000
Land use right, net	4,679	32,172,000	32,902,000
Cloud infrastructure construction in progress	42,074	289,280,000	416,352,000
Long term investments	4,385	30,148,000	30,148,000
Long term deposits and other non-current assets	9,935	68,312,000	8,651,000
Total non-current assets	121,463	835,122,000	541,544,000
TOTAL ASSETS	268,469	1,845,869,000	1,606,035,000
Current liabilities:
Accounts payable (including accounts payable of the VIEs without recourse to the Company of RMB353,133 and RMB316,963 (US$46,100) as of December 31, 2017 and 2018, respectively)	49,344	339,263,000	367,924,000
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB32,783 and RMB24,898 (US$3,621) as of December 31, 2017 and 2018, respectively)	5,352	36,794,000	44,465,000
Accrued expenses and other current liabilities (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB29,728 and RMB38,915 (US$5,660) as of December 31, 2017 and 2018, respectively)	6,927	47,634,000	39,282,000
Other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB15,547 and RMB15,072 (US$2,192) as of December 31, 2017 and 2018, respectively)	204,184	1,403,854,000	1,254,375,000
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB6,268 and RMB3,212 (US$467) as of December 31, 2017 and 2018, respectively)	12,366	85,025,000	78,337,000
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	10	69,000	18,000
Short-term borrowings (including short-term borrowings of the VIEs without recourse to the Company of RMB9,960 and nil as of December 31, 2017 and 2018, respectively)	2,014	13,850,000	9,960,000
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to the Company of RMB42,735 and RMB1,284 (US$187) as of December 31, 2017 and 2018, respectively)	2,952	20,299,000	42,735,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB13,000 and RMB1,696 (US$247) as of December 31, 2017 and 2018, respectively)	247	1,696,000	13,000,000
Amounts due to subsidiaries held for sale (including amount due to a subsidiary held for sale of the VIEs without recourse to the Company of RMB737 and RMB737 (US$107) as of December 31, 2017 and 2018, respectively)	107	737,000	737,000
Liabilities held for sale (including liabilities held for sale of the VIEs without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	1,162	7,991,000	3,888,000
Total current liabilities	293,152	2,015,567,000	1,887,363,000
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the VIEs without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	45,752	314,571,000	211,578,000
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the VIEs without recourse to the Company of RMB1,421 and nil as of December 31, 2017 and 2018, respectively)	6,015	41,359,000	1,421,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB6,580 and RMB14,350 (US$2,087) as of December 31, 2017 and 2018, respectively)	2,087	14,350,000	6,580,000
Total non-current liabilities	53,854	370,280,000	219,579,000
Total liabilities	347,006	2,385,847,000	2,106,942,000
Commitments and contingencies
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 426,267,345 and 429,404,977 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	49	338,000	338,000
Additional paid-in capital	229,678	1,579,153,000	1,573,341,000
Treasury stock	(2,623)	(18,033,000)
Statutory reserves	193	1,326,000	1,326,000
Accumulated deficit	(305,515)	(2,100,569,000)	(2,076,151,000)
Accumulated other comprehensive income	221	1,522,000	2,559,000
Total ChinaCache International Holdings Ltd. shareholders' deficit	(77,997)	(536,263,000)	(498,587,000)
Noncontrolling interest	(540)	(3,715,000)	(2,320,000)
Total shareholder's deficit	(78,537)	(539,978,000)	(500,907,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 268,469	¥ 1,845,869,000	¥ 1,606,035,000